Basis of preparation - Reclassification of comparative balances - Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the year	$ (38,246)	$ (127,210)
Adjustments for:
Stock-based compensation	46,990	111,580
Depreciation and depletion	7,547	102
Labor contingencies		388
Fair value of founder's royalty options		4,892
Interest on loans and leases	17,728	344
Reversal of present value of assets retirement obligation	414
Loss on agreement termination		1,048
Other	368
Adjusted income (loss) for the year	31,007	(20,749)
(Increase) Decrease in operating assets
Prepaid expenses and other assets	(10,784)	(12,412)
Increase (decrease) in operating liabilities
Suppliers	14,851	24,683
Net cash used in operating activities	(30,792)	(5,443)
Net cash used in investing activities	(82,217)	(132,529)
Net cash provided by financing activities	77,825	79,787
Effect of exchange rate changes on cash held in foreign currency	3,233	234
Decrease in cash and cash equivalents in the year	(31,951)	(57,951)
Cash and cash equivalents, beginning of year	96,354	154,305
Cash and cash equivalents, end of year	64,403	96,354
Interest on from loans and leases	(555)
Foreign exchange (gain) loss	$ (12,325)	$ (6,879)